10. STOCK OPTIONS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expenses
Total stock-based compensation expense	$ 626,787	$ 22,947
Research and Development Expense
Stock-based compensation expenses
Total stock-based compensation expense	101,606	891
General and Administrative Expense
Stock-based compensation expenses
Total stock-based compensation expense	$ 525,181	$ 22,056